Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 16, 2019 CAD ($) shares	Jul. 23, 2019 CAD ($) shares	Mar. 22, 2019 CAD ($) shares	Sep. 18, 2018 CAD ($) shares	Mar. 21, 2018 shares	Jan. 31, 2020 CAD ($) Dividends $ / shares	Jan. 31, 2019 CAD ($) Dividends $ / shares shares	Jan. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Maximum outstanding subordinate voting shares repurchase for cancellation | shares					3,625,271
Number of dividends | Dividends						4	4
Dividends declared per share | $ / shares						$ 0.10	$ 0.09
Total dividend consideration						$ 37.2	$ 35.3
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Apr. 12, 2019	Apr. 13, 2018
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jul. 12, 2019	Jul. 13, 2018
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Oct. 11, 2019	Oct. 12, 2018
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jan. 10, 2020	Jan. 11, 2019
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses	$ 0.9			$ 2.1
Beaudier group [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares	2,816,844			4,915,824
Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares	2,153,156			3,935,264
Beaudier group and Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Stock issued | shares	5,000,000			8,700,000
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares							3,625,271
Total consideration							$ 212.3
Normal course issuer bid, transaction 2 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares								758,099
Total consideration								$ 36.3
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)							0.8
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinate voting shares repurchase for cancellation | shares			4,170,403
Subordinate voting shares repurchased | shares			2,955,555
Total consideration			$ 151.5			$ 151.5	248.6
Gain (loss) in financing income (cost)							0.8
Carrying amount of shares repurchased						14.0	26.4
Amount charged to retained losses						$ 137.5	$ 223.0
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares		6,342,494
Total consideration		$ 300.0
Amount charged to retained losses		270.6
Carrying amount of shares repurchased		29.4
Fees and expenses		$ 1.0
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		1,836,170
Substantial issuer bid offer [member] | Bain capital [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		1,403,543